Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared under U.S. generally accepted accounting principles, or GAAP. The consolidated financial statements include the accounts of the Company and its wholly-owned, controlled subsidiary. All intercompany transactions have been eliminated in consolidation.

Reverse Stock Split

The Company effected a 1-for-6 reverse stock split of its outstanding common stock on October 3, 2013. The accompanying consolidated financial statements and notes to the consolidated financial statements give retroactive effect to the reverse stock split for all periods presented. The shares of common stock retained a par value of $0.001 per share. Accordingly, stockholders’ equity reflects the reverse stock split by reclassifying from common stock to additional paid-in capital an amount equal to the par value of the decreased shares resulting from the reverse stock split. As a result of the reverse stock split, the Company regained compliance with the $1.00 per share minimum bid price requirement for continued listing on The NASDAQ Capital Market, effective October 14, 2013.

Reclassifications

Certain amounts in the prior year financial statements have been reclassified to conform to the current period presentation. During 2013, the Company changed its presentation of revenue to present royalty income separately from collaboration revenue and to combine government grant revenue with collaboration revenue. As a result, the Company reclassified (i) $5,220 and $2,521 from collaboration revenue to royalties for the years ended December 31, 2012 and 2011, respectively, and (ii) $453 and $589 from government contracts and grants to cHTS services and other collaborations for the years ended December 31, 2012 and 2011, respectively. The reclassifications had no effect on the Company’s previously reported consolidated balance sheet as of December 31, 2012 or statements of cash flows for the years ended December 31, 2012 and 2011.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Key estimates include the timing of clinical trial expenditures, estimates of the fair value of an intangible asset and stock compensation expense. Actual results could differ from those estimates.

Foreign Currency Transactions

Foreign Currency Transactions

The functional currency of the Company’s foreign subsidiary is the United States dollar. Foreign currency transaction gains and losses are recorded in the consolidated statement of operations. Net foreign exchange losses of $0 and $7 were recorded in other expense in the years ended December 31, 2013 and 2012, respectively, and a gain of $53 was recorded in other expense in the year ended December 31, 2011.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is the change in equity of a company during a period from transactions and other events and circumstances, excluding transactions resulting from investments by owners and distributions to owners. Comprehensive loss includes net loss and unrealized gain on investments for all periods presented.

In February 2013, the Financial Accounting Standards Board, or FASB, issued amended accounting guidance for reporting accumulated other comprehensive loss. The amendments require a company to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, a company is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income. The Company adopted this guidance on January 1, 2013. The Company did not recognize any realized gains or losses from sales of its available-for-sale securities and did not reclassify any amounts out of accumulated other comprehensive income during the year ended December 31, 2013.

Revenue Recognition

Revenue Recognition

Multiple-Element Arrangements

Under the authoritative guidance for revenue recognition related to multiple-element revenue arrangements, each deliverable within a multiple-element revenue arrangement is accounted for as a separate unit of accounting if both of the following criteria are met: (1) the delivered item or items have value to the customer on a standalone basis and (2) for an arrangement that includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is considered probable and substantially in the Company’s control. The Company considers a deliverable to have standalone value if the Company sells this item separately or if the item is sold by another vendor or could be resold by the customer. Deliverables not meeting the criteria for being a separate unit of accounting are accounted for on a combined basis.

In the event the Company enters into a contract in which the deliverables are required to be separated, the Company will allocate arrangement consideration to each deliverable in an arrangement based on its relative selling price. The Company determines selling price using vendor-specific objective evidence (“VSOE”), if it exists; otherwise, the Company uses third-party evidence (“TPE”). If neither VSOE nor TPE of selling price exists for a deliverable, the Company uses estimated selling price (“ESP”) to allocate the arrangement consideration. The Company applies appropriate revenue recognition guidance to each unit of accounting.

Milestones

Contingent consideration from research and development activities that is earned upon the achievement of a substantive milestone is recognized in its entirety in the period in which the milestone is achieved. At the inception of each arrangement that includes milestone payments, the Company evaluates whether each milestone is substantive. This evaluation includes an assessment of whether: (a) the consideration is commensurate with either (1) the entity’s performance to achieve the milestone, or (2) the enhancement of the value of the delivered item(s) as a result of a specific outcome resulting from the entity’s performance to achieve the milestone, (b) the consideration relates solely to past performance and (c) the consideration is reasonable relative to all of the deliverables and payment terms within the arrangement. The Company evaluates factors such as the scientific, clinical, regulatory, commercial and other risks that must be overcome to achieve the respective milestone, the level of effort and investment required and whether the milestone consideration is reasonable relative to all deliverables and payment terms in the arrangement in making this assessment.

Collaborative Research and Development and Service Agreements

The Company has entered into collaborative research and development agreements and service agreements with other pharmaceutical and biotechnology companies, government agencies and charitable foundations. These agreements are generally in the form of research and development and license agreements. The agreements are primarily for early-stage compounds and are generally focused on specific disease areas. The agreements generally provide for nonrefundable up-front payments, milestone payments upon achieving significant milestone events and in some cases ongoing research funding. The agreements also contemplate royalty payments on sales if and when the product receives marketing approval by the FDA or other regulatory agencies.

The Company’s collaboration agreements typically include one or more of the following deliverables: research and development services, screening services, licenses to the Company’s high throughput screening analysis software and licenses to specific pharmaceutical compounds. The arrangements do not contain any substantive performance conditions or refund rights. The Company evaluates its arrangements with software license components in order to determine whether the arrangement should be accounted for under revenue recognition guidance for software or if other applicable revenue guidance should be applied. Revenue is recognized when there is persuasive evidence that an arrangement exists, delivery has occurred, the price is fixed or determinable, and collection is reasonably assured. Consideration allocated to licenses that do not have standalone value or amounts allocated to units of accounting that will be delivered or provided over a period of time, where the Company has a continuing obligation to perform services, are deferred and recognized over the performance period. Revenues for research and development and screening services are recognized as services are performed. Royalty revenue is recognized based upon net sales of licensed products as provided by the relevant license and is recognized in the period the sales occur. The periods over which revenue is recognized are subject to estimates by management and may change over the course of a collaborative agreement.

Government Contracts and Grants

Revenue under government grants or cost reimbursement contracts is recognized as the Company performs the underlying research and development activities.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist of cash, cash equivalents, short-term investments and accounts receivable. The Company maintains its cash and cash equivalents at high-quality financial institutions. The Company limits the amount of investment in any one type of investment, thereby reducing credit risk concentrations. The Company does not believe there is significant concentration of credit risk related to accounts receivable since its customers are primarily large well-capitalized pharmaceutical companies, foundations or government agencies.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents, except for those funds managed by the Company’s investment manager, which are classified as short-term investments. Cash equivalents consist primarily of money market instruments.

Fair Value Measurements

Fair Value Measurements

The carrying values of the Company’s cash equivalents and term loan payable approximate their fair values.

The Company has certain assets and liabilities recorded at fair value, which have been classified as Level 1, 2 or 3 within the fair value hierarchy as described in the accounting standards for fair value measurements.

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities. Assets utilizing Level 1 inputs include money market funds, U.S. government securities and bank deposits.

•

Level 2 – Inputs other than Level 1 inputs that are either directly or indirectly observable, such as quoted market prices, interest rates and yield curves. Assets utilizing Level 2 inputs include U.S. agency securities, including direct issuance bonds and corporate bonds.

•	Level 3 – Unobservable inputs developed using estimates and assumptions developed by the Company, which reflect those that a market participant would use.

During the years ended December 31, 2013 and 2012, there were no transfers between levels.

The Company had no assets or liabilities measured at fair value on a recurring basis in the accompanying consolidated balance sheet as of December 31, 2013. The following table summarizes the assets measured at fair value on a recurring basis in the accompanying consolidated balance sheet as of December 31, 2012:

	Fair Value Measurement as of December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$8,524	$21,535	$—	$30,059

The Company’s Level 2 securities are valued using third-party pricing sources. These sources generally use interest rates and yield curves observable at commonly quoted intervals of similar assets as observable inputs for pricing.

The disclosed fair value of the Company’s term loan payable is determined using current applicable rates for similar instruments as of the balance sheet date. The carrying value of the Company’s term loan payable approximates fair value because of the length of the remaining term of the loan and an interest rate yield that is near current market rate yields. The disclosed fair value of the Company’s term loan payable is a Level 3 liability within the fair value hierarchy.

During the year ended December 31, 2013, the Company recorded an impairment charge of $1,732 in the consolidated statement of operations and comprehensive loss to reduce the carrying amount of the Exalgo intangible asset to its estimated fair value of $7,200 at December 31, 2013, which is based upon the sale of the asset in January 2014 (see Note 5). The estimated fair value of the Exalgo intangible asset as of December 31, 2013is a Level 3 measurement and was determined after considering the proceeds from the sale of the asset in January 2014 of $7,200.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line method. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts, and any resulting gain or loss is credited or charged to the statement of operations. Repairs and maintenance costs are expensed as incurred.

Accrued Clinical Expenses

Accrued Clinical Expenses

As part of the process of preparing the Company’s financial statements, the Company is required to estimate its accrued expenses. This process involves reviewing open contracts and purchase orders, communicating with Company personnel to identify services that have been performed on its behalf and estimating the level of service performed and the associated cost incurred for the service when the Company has not yet been invoiced or otherwise notified of actual cost. Payments under some of the contracts the Company has with third parties depend on factors, such as the milestones accomplished, successful enrollment of certain numbers of patients, site initiation and the completion of clinical trial milestones. Examples of estimated accrued clinical expenses include:

•	fees paid to investigative sites and laboratories in connection with clinical studies;

•	fees paid to clinical research organizations, or CROs, in connection with clinical studies, if CROs are used; and

•	fees paid to contract manufacturers in connection with the production of clinical study materials.

In accruing clinical expenses, the Company estimates the time period over which services will be performed and the level of effort to be expended in each period. If possible, the Company obtains information regarding unbilled services directly from the service providers. However, the Company may be required to estimate the cost of these services based on information available to it. If the Company underestimates or overestimates the cost associated with a trial or service at a given point in time, adjustments to research and development expenses may be necessary in future periods. Historically, the Company’s estimated accrued clinical expenses have approximated actual expenses incurred.

Research and Development Expenses

Research and Development Expenses

Research and development expenses include all direct costs, including cash compensation, stock-based compensation and benefits for research and development personnel, supplies and materials, external costs including costs of clinical trials, formulation, manufacturing, preclinical programs, collaboration expenses, external consultants, infrastructure costs and overhead related to the development of drug candidates. These costs have been charged to research and development expense as incurred.

Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are deferred and recorded as a prepaid expense. The prepaid amounts are expensed as the related goods are delivered or the services are performed. If expectations change such that the Company does not expect it will need the goods to be delivered or the services to be rendered, prepaid nonrefundable advance payments would be charged to expense.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company continually monitors whether events or circumstances have occurred that indicate that the carrying value of long-lived assets, including property and equipment and definite-lived intangible assets, may no longer be recoverable or that the estimated remaining useful life of these assets may warrant revision. The carrying value for long-lived assets is reviewed for impairment when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. An impairment loss would be recognized when estimated undiscounted future cash flows from the use of the asset and its eventual disposition are less than the asset’s carrying value. Any write-downs are treated as permanent reductions in the carrying value of the assets.

Accounting for Stock-Based Compensation

Accounting for Stock-Based Compensation

The Company recognizes as expense the estimated grant date fair value of all share-based payments to employees. The Company accounts for transactions in which services are received from non-employees in exchange for equity instruments based on the fair value of such services received or of the equity instruments issued, whichever is more reliably measured.

Income Taxes

Income Taxes

Deferred taxes are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. Valuation allowances are provided, if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company accounts for uncertain tax positions using a “more-likely-than-not” threshold for recognizing and resolving uncertain tax positions. The evaluation of uncertain tax positions is based on factors including, but not limited to, changes in tax law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity and changes in facts or circumstances related to a tax position. The Company’s evaluation was performed for the tax years ended December 31, 2000 through December 31, 2013, the tax years which remain subject to examination by major tax jurisdictions as of December 31, 2013. The Company may from time to time be assessed interest or penalties by major tax jurisdictions, although any such assessments historically have not impacted the financial results of the Company. In the event the Company would receive an assessment for interest and/or penalties, it would be classified as general and administrative expense in the consolidated financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Unrecognized Tax Benefits

In July 2013, the FASB issued ASU No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (ASU 2013-11). ASU 2013-11 amended existing guidance related to the presentation of unrecognized tax benefits and allows for the reduction of a deferred tax asset for a net operating loss (“NOL”) carryforward whenever the NOL or tax credit carryforward would be available to reduce the additional taxable income or tax due if the tax position is disallowed. ASU 2013-11 is effective for annual and interim periods for fiscal years beginning after December 15, 2013, and early adoption is permitted. Because the guidance relates only to the presentation of unrecognized tax benefits, the adoption had no material effect on the Company’s results of operations or financial position.

Recent Accounting Pronouncements

Unrecognized Tax Benefits

In July 2013, the FASB issued an accounting standards update clarifying the presentation of an unrecognized tax benefit when a net operating loss (“NOL”) carryforward, a similar tax loss, or a tax credit carryforward exists. The updated guidance requires the netting of unrecognized tax benefits against a deferred tax asset for a loss or other carryforward when settlement of the liability for an unrecognized tax benefit in this manner is available. The update is effective prospectively for reporting periods beginning after December 15, 2013, and early adoption and retrospective adoption are permitted. Because the guidance relates only to the presentation of unrecognized tax benefits, the Company does not expect the adoption in January 2014 to have a material effect on the Company’s results of operations or financial position.